American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Disciplined Long Short Fund
September 30, 2019

AC Alternatives Disciplined Long Short - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 104.5%
Aerospace and Defense — 0.6%
Curtiss-Wright Corp.	449	58,087
L3Harris Technologies, Inc.	712	148,552
Mercury Systems, Inc.(1)	914	74,189
		280,828
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	3,064	259,766
United Parcel Service, Inc., Class B	423	50,684
		310,450
Airlines — 0.2%
Air France-KLM(1)	9,991	104,627
Auto Components — 0.3%
Adient plc	2,600	59,696
Gentex Corp.	3,288	90,535
		150,231
Automobiles — 0.3%
Peugeot SA	6,020	150,355
Banks — 8.7%
Bank of America Corp.	10,014	292,108
Central Pacific Financial Corp.	8,953	254,265
Comerica, Inc.	8,013	528,778
East West Bancorp, Inc.	11,559	511,948
Fifth Third Bancorp	15,615	427,539
Financial Institutions, Inc.	5,110	154,220
Independent Bank Corp.	11,658	248,490
JPMorgan Chase & Co.	2,190	257,741
Peoples Bancorp, Inc.	2,801	89,100
Popular, Inc.	1,799	97,290
SVB Financial Group(1)	2,441	510,047
United Community Banks, Inc.	16,071	455,613
Wells Fargo & Co.	9,744	491,487
Zions Bancorp N.A.	2,145	95,496
		4,414,122
Beverages — 2.5%
Coca-Cola Co. (The)(2)	12,824	698,138
Monster Beverage Corp.(1)	1,482	86,045
PepsiCo, Inc.(2)	3,708	508,367
		1,292,550
Biotechnology — 4.2%
AbbVie, Inc.	3,058	231,552
Amgen, Inc.	1,413	273,430
Anika Therapeutics, Inc.(1)	4,625	253,866
Biogen, Inc.(1)	659	153,428
Celgene Corp.(1)	2,580	256,194

Eagle Pharmaceuticals, Inc.(1)	3,500	197,995
Genomic Health, Inc.(1)	1,984	134,555
Gilead Sciences, Inc.	2,351	149,006
Halozyme Therapeutics, Inc.(1)	8,240	127,802
Incyte Corp.(1)	2,928	217,346
Natera, Inc.(1)	4,575	150,060
		2,145,234
Building Products — 0.4%
CSW Industrials, Inc.	478	32,996
Johnson Controls International plc	1,634	71,716
Masco Corp.	2,673	111,411
		216,123
Capital Markets — 3.7%
Ameriprise Financial, Inc.	780	114,738
Artisan Partners Asset Management, Inc., Class A	3,779	106,719
Euronext NV	1,974	161,363
Evercore, Inc., Class A	2,906	232,771
FactSet Research Systems, Inc.	555	134,848
Intercontinental Exchange, Inc.	1,105	101,958
London Stock Exchange Group plc	1,523	136,775
MarketAxess Holdings, Inc.	487	159,493
MSCI, Inc.	929	202,290
Perpetual Ltd.	8,954	227,165
Piper Jaffray Cos.	2,737	206,589
SBI Holdings, Inc.	4,200	90,416
		1,875,125
Chemicals — 0.9%
NewMarket Corp.	257	121,327
Showa Denko KK	2,400	63,256
Tredegar Corp.	4,275	83,448
Valvoline, Inc.	7,528	165,842
		433,873
Commercial Services and Supplies — 3.5%
Cimpress NV(1)	3,485	459,462
Knoll, Inc.	2,195	55,643
Republic Services, Inc.(2)	10,096	873,809
Tetra Tech, Inc.	2,459	213,343
Waste Management, Inc.	1,648	189,520
		1,791,777
Communications Equipment — 0.8%
Cisco Systems, Inc.	3,316	163,844
Motorola Solutions, Inc.	1,550	264,135
		427,979
Construction and Engineering — 2.0%
ACS Actividades de Construccion y Servicios SA	5,872	234,912
EMCOR Group, Inc.(2)	7,247	624,112
MasTec, Inc.(1)	2,208	143,365
		1,002,389

Consumer Finance — 1.2%
Discover Financial Services	4,068	329,874
Enova International, Inc.(1)	2,641	54,801
Synchrony Financial	7,111	242,414
		627,089
Containers and Packaging — 0.6%
Ardagh Group SA	14,001	219,536
Berry Global Group, Inc.(1)	926	36,364
Packaging Corp. of America	664	70,450
		326,350
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	14,313	178,626
Consolidated Communications Holdings, Inc.	8,422	40,089
Telefonica SA	10,481	80,032
Verizon Communications, Inc.	4,022	242,768
		541,515
Electric Utilities — 1.7%
Contact Energy Ltd.	97,738	521,708
Iberdrola SA	31,086	323,053
		844,761
Electrical Equipment — 1.0%
Atkore International Group, Inc.(1)	1,574	47,771
AZZ, Inc.	3,301	143,792
Rockwell Automation, Inc.	754	124,259
Signify NV	7,642	210,093
		525,915
Electronic Equipment, Instruments and Components — 3.6%
CDW Corp.	4,657	573,929
FLIR Systems, Inc.	3,268	171,864
Hitachi Ltd.	2,500	93,623
Ingenico Group SA	1,855	181,100
Keysight Technologies, Inc.(1)	2,514	244,487
National Instruments Corp.	4,756	199,704
Zebra Technologies Corp., Class A(1)	1,675	345,670
		1,810,377
Energy Equipment and Services — 1.3%
C&J Energy Services, Inc.(1)	16,228	174,126
Liberty Oilfield Services, Inc., Class A	36,089	390,844
Matrix Service Co.(1)	1,776	30,441
Petrofac Ltd.	17,601	86,364
		681,775
Entertainment — 0.4%
Electronic Arts, Inc.(1)	1,950	190,749
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexander & Baldwin, Inc.	4,900	120,099
American Homes 4 Rent, Class A	4,710	121,942
American Tower Corp.	1,125	248,771
CareTrust REIT, Inc.	6,950	163,360
GEO Group, Inc. (The)	7,138	123,773

PS Business Parks, Inc.(2)	2,693	489,991
Regency Centers Corp.	1,568	108,960
Saul Centers, Inc.	2,007	109,402
SBA Communications Corp.	1,006	242,597
Weingarten Realty Investors	3,624	105,567
		1,834,462
Food and Staples Retailing — 0.8%
Axfood AB	9,281	197,192
Performance Food Group Co.(1)	794	36,532
Welcia Holdings Co. Ltd.	3,000	151,540
		385,264
Food Products — 1.7%
General Mills, Inc.	2,921	161,006
Hershey Co. (The)(2)	3,726	577,493
Simply Good Foods Co. (The)(1)	4,467	129,498
		867,997
Gas Utilities — 0.7%
Italgas SpA	52,177	337,072
Health Care Equipment and Supplies — 0.8%
Hologic, Inc.(1)	3,815	192,619
NuVasive, Inc.(1)	3,747	237,485
		430,104
Health Care Providers and Services — 0.6%
Amedisys, Inc.(1)	673	88,170
CorVel Corp.(1)	1,683	127,403
Ensign Group, Inc. (The)	1,951	92,536
		308,109
Health Care Technology — 0.6%
Pro Medicus Ltd.	8,043	151,433
Veeva Systems, Inc., Class A(1)	1,129	172,387
		323,820
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	564	474,025
Darden Restaurants, Inc.	1,499	177,212
Sands China Ltd.	59,600	272,123
Texas Roadhouse, Inc.	988	51,890
		975,250
Household Products — 0.3%
Colgate-Palmolive Co.	2,109	155,033
Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	14,989	48,815
Insurance — 3.2%
James River Group Holdings Ltd.	7,586	388,707
Poste Italiane SpA	2,316	26,362
Progressive Corp. (The)(2)	8,432	651,372
Unipol Gruppo SpA	103,484	551,632
		1,618,073
Interactive Media and Services — 1.9%
Alphabet, Inc., Class A(1)	321	391,986

Facebook, Inc., Class A(1)(2)	3,216	572,705
		964,691
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)(2)	487	845,388
eBay, Inc.	6,403	249,589
Rakuten, Inc.	10,800	106,510
		1,201,487
IT Services — 5.9%
Akamai Technologies, Inc.(1)	1,248	114,042
Amdocs Ltd.	876	57,912
Booz Allen Hamilton Holding Corp.	6,019	427,469
EVERTEC, Inc.	2,867	89,508
Fidelity National Information Services, Inc.	1,548	205,513
Mastercard, Inc., Class A(2)	2,923	793,799
PayPal Holdings, Inc.(1)(2)	5,018	519,815
Square, Inc., Class A(1)	837	51,852
TTEC Holdings, Inc.	1,020	48,838
Visa, Inc., Class A(2)	3,976	683,912
		2,992,660
Life Sciences Tools and Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)	245	81,522
Thermo Fisher Scientific, Inc.	2,482	722,932
		804,454
Machinery — 2.0%
Allison Transmission Holdings, Inc.	4,179	196,622
Amada Holdings Co. Ltd.	19,300	209,495
Hillenbrand, Inc.	8,481	261,893
Kardex AG	1,227	169,362
Kone Oyj, B Shares	2,834	161,435
L.B. Foster Co., Class A(1)	1,660	35,972
		1,034,779
Media — 1.3%
Metropole Television SA	18,581	304,911
ProSiebenSat.1 Media SE	2,895	39,849
RTL Group SA	849	40,864
Telenet Group Holding NV	4,204	198,442
Television Francaise 1	7,580	66,585
		650,651
Metals and Mining — 3.1%
Anglo American plc	4,411	101,618
BHP Group plc	4,787	102,379
Evolution Mining Ltd.	40,020	121,494
Evraz plc	16,807	96,710
Independence Group NL	49,893	217,216
Rio Tinto Ltd.	606	38,113
Royal Gold, Inc.(2)	6,643	818,484
Steel Dynamics, Inc.	3,579	106,654
		1,602,668

Oil, Gas and Consumable Fuels — 3.1%
Aker BP ASA	19,873	529,564
Arch Coal, Inc., Class A	1,026	76,129
Delek US Holdings, Inc.	2,548	92,492
EOG Resources, Inc.	993	73,700
Gaztransport Et Technigaz SA	1,280	126,853
HollyFrontier Corp.	3,715	199,273
Lundin Petroleum AB	4,062	121,514
Phillips 66	984	100,762
Statoil ASA	7,333	139,098
W&T Offshore, Inc.(1)	30,430	132,979
		1,592,364
Personal Products — 1.0%
elf Beauty, Inc.(1)	20,819	364,541
Estee Lauder Cos., Inc. (The), Class A	751	149,411
		513,952
Pharmaceuticals — 2.2%
Bausch Health Cos., Inc.(1)	5,802	126,774
Daiichi Sankyo Co. Ltd.	400	25,226
H Lundbeck A/S	3,071	101,895
Horizon Therapeutics plc(1)	6,271	170,759
Jazz Pharmaceuticals plc(1)	837	107,253
Orion Oyj, Class B	2,812	104,865
Pacira BioSciences, Inc.(1)	1,275	48,539
Roche Holding AG	950	277,044
Sawai Pharmaceutical Co. Ltd.	2,100	108,450
Zoetis, Inc.	242	30,151
		1,100,956
Professional Services — 2.0%
CoStar Group, Inc.(1)	757	449,052
IHS Markit Ltd.(1)	3,942	263,641
Persol Holdings Co. Ltd.	4,900	93,272
Recruit Holdings Co. Ltd.	3,700	113,089
Robert Half International, Inc.	1,411	78,536
TrueBlue, Inc.(1)	1,957	41,293
		1,038,883
Real Estate Management and Development — 0.1%
Sun Hung Kai Properties Ltd.	4,500	65,057
Semiconductors and Semiconductor Equipment — 6.0%
Analog Devices, Inc.	515	57,541
Cirrus Logic, Inc.(1)	2,305	123,502
Dialog Semiconductor plc(1)	4,920	233,091
Enphase Energy, Inc.(1)	6,568	146,007
Inphi Corp.(1)	5,911	360,866
Intel Corp.	3,272	168,606
KLA Corp.	1,290	205,690
Lattice Semiconductor Corp.(1)	5,927	108,375
NVIDIA Corp.	1,370	238,476
Qorvo, Inc.(1)	4,424	327,995

QUALCOMM, Inc.	431	32,877
Renesas Electronics Corp.(1)	72,700	472,798
SolarEdge Technologies, Inc.(1)	2,083	174,389
Tokyo Electron Ltd.	1,300	249,705
Universal Display Corp.	971	163,031
		3,062,949
Software — 9.6%
Adobe, Inc.(1)	619	170,999
Agilysys, Inc.(1)	2,082	53,320
ANSYS, Inc.(1)	1,403	310,568
Box, Inc., Class A(1)	4,343	71,920
Cadence Design Systems, Inc.(1)	5,914	390,797
Cornerstone OnDemand, Inc.(1)	2,327	127,566
Digital Turbine, Inc.(1)	12,210	78,694
Fortinet, Inc.(1)	469	36,001
Intuit, Inc.(2)	2,394	636,660
LogMeIn, Inc.	857	60,813
Microsoft Corp.(2)	6,813	947,211
Oracle Corp. (New York)(2)	12,004	660,580
Paycom Software, Inc.(1)	1,245	260,815
Paylocity Holding Corp.(1)	816	79,625
Proofpoint, Inc.(1)	936	120,791
ServiceNow, Inc.(1)	921	233,796
Synopsys, Inc.(1)	365	50,096
Temenos AG(1)	1,284	215,173
Verint Systems, Inc.(1)	3,981	170,307
WiseTech Global Ltd.	8,867	208,235
		4,883,967
Specialty Retail — 2.0%
AutoZone, Inc.(1)(2)	578	626,910
Murphy USA, Inc.(1)	701	59,795
O'Reilly Automotive, Inc.(1)	335	133,501
Super Retail Group Ltd.	26,499	177,471
		997,677
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.(2)	4,323	968,222
Textiles, Apparel and Luxury Goods — 1.8%
adidas AG	999	310,911
Columbia Sportswear Co.	2,042	197,849
NIKE, Inc., Class B	999	93,826
Pandora A/S	5,639	226,615
Under Armour, Inc., Class C(1)	5,561	100,821
		930,022
Thrifts and Mortgage Finance — 1.8%
Essent Group Ltd.	8,739	416,588
Flagstar Bancorp, Inc.	7,982	298,128
NMI Holdings, Inc., Class A(1)	2,165	56,853
Radian Group, Inc.	5,178	118,265
		889,834

Trading Companies and Distributors — 0.8%
Foundation Building Materials, Inc.(1)	10,583	163,930
HD Supply Holdings, Inc.(1)	4,947	193,799
Lawson Products, Inc.(1)	1,811	70,140
		427,869
Transportation Infrastructure — 0.1%
SATS Ltd.	13,100	45,948
TOTAL COMMON STOCKS (Cost $47,104,242)		53,197,283
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $99,688), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $97,706)		97,701
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,278	15,278
TOTAL TEMPORARY CASH INVESTMENTS (Cost $112,979)		112,979
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 104.7% (Cost $47,217,221)		53,310,262
COMMON STOCKS SOLD SHORT — (54.1)%
Aerospace and Defense — (1.0)%
Arconic, Inc.	(4,465)	(116,090)
Axon Enterprise, Inc.	(3,620)	(205,544)
BWX Technologies, Inc.	(3,593)	(205,555)
		(527,189)
Air Freight and Logistics — (0.3)%
Cia de Distribucion Integral Logista Holdings SA	(7,854)	(153,135)
Airlines — (0.2)%
easyJet plc	(5,630)	(79,593)
Auto Components — (0.2)%
Dorman Products, Inc.	(1,407)	(111,913)
Banks — (4.1)%
Allegiance Bancshares, Inc.	(7,718)	(247,671)
Bankinter SA	(30,346)	(191,856)
BOK Financial Corp.	(1,237)	(97,909)
Fulton Financial Corp.	(3,214)	(52,002)
Independent Bank Corp.	(4,189)	(312,709)
Old National Bancorp	(2,772)	(47,692)
Origin Bancorp, Inc.	(3,627)	(122,375)
People's United Financial, Inc.	(11,628)	(181,804)
Pinnacle Financial Partners, Inc.	(8,763)	(497,300)
Triumph Bancorp, Inc.	(4,140)	(132,025)
United Bankshares, Inc.	(4,944)	(187,229)
		(2,070,572)
Beverages — (0.2)%
Davide Campari-Milano SpA	(9,404)	(85,033)
Biotechnology — (2.2)%
Aimmune Therapeutics, Inc.	(3,565)	(74,651)
Albireo Pharma, Inc.	(2,149)	(42,980)
Audentes Therapeutics, Inc.	(2,724)	(76,517)
Cytokinetics, Inc.	(5,819)	(66,220)
Fate Therapeutics, Inc.	(3,265)	(50,706)

Global Blood Therapeutics, Inc.	(1,529)	(74,187)
Immunomedics, Inc.	(4,874)	(64,629)
Insmed, Inc.	(2,946)	(51,968)
Madrigal Pharmaceuticals, Inc.	(418)	(36,040)
Mirati Therapeutics, Inc.	(835)	(65,055)
PTC Therapeutics, Inc.	(2,248)	(76,027)
Rhythm Pharmaceuticals, Inc.	(3,732)	(80,574)
Sage Therapeutics, Inc.	(621)	(87,120)
Sarepta Therapeutics, Inc.	(1,028)	(77,429)
Spectrum Pharmaceuticals, Inc.	(3,732)	(30,957)
Ultragenyx Pharmaceutical, Inc.	(2,558)	(109,431)
uniQure NV	(886)	(34,873)
		(1,099,364)
Capital Markets — (0.5)%
Ares Management Corp., Class A	(2,330)	(62,468)
Brookfield Asset Management, Inc., Class A	(3,592)	(190,699)
Virtus Investment Partners, Inc.	(230)	(25,431)
		(278,598)
Chemicals — (0.7)%
International Flavors & Fragrances, Inc.	(1,552)	(190,415)
Livent Corp.	(16,833)	(112,613)
Sensient Technologies Corp.	(673)	(46,201)
		(349,229)
Commercial Services and Supplies — (0.6)%
Healthcare Services Group, Inc.	(12,054)	(292,792)
Construction and Engineering — (1.4)%
Argan, Inc.	(6,983)	(274,362)
Fluor Corp.	(1,720)	(32,904)
Granite Construction, Inc.	(3,328)	(106,929)
JGC Corp.	(16,200)	(213,613)
Taisei Corp.	(2,500)	(97,338)
		(725,146)
Consumer Finance — (0.1)%
FirstCash, Inc.	(285)	(26,126)
Containers and Packaging — (0.6)%
AptarGroup, Inc.	(895)	(106,013)
Avery Dennison Corp.	(226)	(25,667)
Graphic Packaging Holding Co.	(10,780)	(159,005)
		(290,685)
Distributors — (0.3)%
LKQ Corp.	(3,475)	(109,289)
Pool Corp.	(128)	(25,817)
		(135,106)
Diversified Consumer Services — (0.2)%
Laureate Education, Inc., Class A	(6,839)	(113,356)
Diversified Telecommunication Services — (0.6)%
Iliad SA	(2,655)	(249,331)
Iridium Communications, Inc.	(2,798)	(59,542)
		(308,873)

Electric Utilities — (0.6)%
Eversource Energy	(2,142)	(183,077)
Xcel Energy, Inc.	(1,544)	(100,190)
		(283,267)
Electrical Equipment — (0.4)%
EnerSys	(1,680)	(110,779)
TPI Composites, Inc.	(5,165)	(96,844)
		(207,623)
Electronic Equipment, Instruments and Components — (3.2)%
Amphenol Corp., Class A	(3,605)	(347,882)
Arrow Electronics, Inc.	(3,657)	(272,739)
FARO Technologies, Inc.	(1,473)	(71,220)
IPG Photonics Corp.	(2,483)	(336,695)
Novanta, Inc.	(7,386)	(603,584)
		(1,632,120)
Entertainment — (0.8)%
Square Enix Holdings Co. Ltd.	(1,400)	(68,030)
Walt Disney Co. (The)	(2,667)	(347,563)
		(415,593)
Equity Real Estate Investment Trusts (REITs) — (2.7)%
Alexandria Real Estate Equities, Inc.	(2,884)	(444,251)
Americold Realty Trust	(7,888)	(292,408)
Equinix, Inc.	(466)	(268,789)
Gaming and Leisure Properties, Inc.	(4,927)	(188,409)
PotlatchDeltic Corp.	(2,004)	(82,334)
ProLogis, Inc.	(1,373)	(117,007)
		(1,393,198)
Food and Staples Retailing — (0.3)%
Kroger Co. (The)	(5,954)	(153,494)
Food Products — (1.1)%
Barry Callebaut AG	(23)	(47,510)
Conagra Brands, Inc.	(3,270)	(100,324)
Freshpet, Inc.	(7,881)	(392,237)
Yamazaki Baking Co. Ltd.	(1,500)	(26,766)
		(566,837)
Gas Utilities — (1.1)%
Atmos Energy Corp.	(721)	(82,115)
New Jersey Resources Corp.	(7,632)	(345,119)
South Jersey Industries, Inc.	(3,563)	(117,258)
		(544,492)
Health Care Equipment and Supplies — (2.4)%
Avanos Medical, Inc.	(1,916)	(71,773)
AxoGen, Inc.	(4,464)	(55,711)
Axonics Modulation Technologies, Inc.	(1,169)	(31,469)
Cantel Medical Corp.	(1,825)	(136,510)
Merit Medical Systems, Inc.	(6,119)	(186,385)
Neogen Corp.	(2,446)	(166,597)
OrthoPediatrics Corp.	(2,449)	(86,352)
Varian Medical Systems, Inc.	(1,379)	(164,225)

Wright Medical Group NV	(14,773)	(304,767)
		(1,203,789)
Health Care Providers and Services — (0.4)%
Addus HomeCare Corp.	(1,298)	(102,905)
Amplifon SpA	(1,110)	(27,238)
RHOEN-KLINIKUM AG	(1,075)	(24,081)
Ryman Healthcare Ltd.	(4,557)	(37,855)
		(192,079)
Health Care Technology — (1.4)%
Evolent Health, Inc., Class A	(8,616)	(61,949)
Inspire Medical Systems, Inc.	(5,167)	(315,290)
Tabula Rasa HealthCare, Inc.	(2,960)	(162,622)
Teladoc Health, Inc.	(2,266)	(153,454)
		(693,315)
Hotels, Restaurants and Leisure — (2.8)%
Hyatt Hotels Corp., Class A	(2,821)	(207,823)
Marriott International, Inc., Class A	(3,244)	(403,456)
Marriott Vacations Worldwide Corp.	(1,741)	(180,385)
Merlin Entertainments plc	(29,652)	(164,989)
SSP Group plc	(6,314)	(48,126)
Tosho Co. Ltd.	(4,800)	(105,643)
Wendy's Co. (The)	(4,625)	(92,408)
Wyndham Hotels & Resorts, Inc.	(2,645)	(136,852)
Wynn Resorts Ltd.	(780)	(84,802)
		(1,424,484)
Household Durables — (1.1)%
Century Communities, Inc.	(3,322)	(101,753)
Leggett & Platt, Inc.	(7,814)	(319,905)
Mohawk Industries, Inc.	(1,268)	(157,321)
		(578,979)
Independent Power and Renewable Electricity Producers — (0.4)%
Vistra Energy Corp.	(8,102)	(216,566)
Insurance — (1.6)%
Ambac Financial Group, Inc.	(11,037)	(215,773)
Aon plc	(687)	(132,983)
Hiscox Ltd.	(5,372)	(109,643)
White Mountains Insurance Group Ltd.	(292)	(315,360)
WR Berkley Corp.	(351)	(25,353)
		(799,112)
Interactive Media and Services — (0.3)%
Zillow Group, Inc., Class C	(4,947)	(147,520)
Internet and Direct Marketing Retail — (0.4)%
Ocado Group plc	(4,459)	(72,579)
Wayfair, Inc., Class A	(1,323)	(148,335)
		(220,914)
IT Services — (2.0)%
Evo Payments, Inc., Class A	(9,561)	(268,855)
Gartner, Inc.	(679)	(97,090)
GMO internet, Inc.	(10,400)	(179,854)

LiveRamp Holdings, Inc.	(1,295)	(55,633)
MongoDB, Inc.	(608)	(73,252)
Twilio, Inc., Class A	(2,341)	(257,417)
Verra Mobility Corp.	(6,273)	(90,018)
		(1,022,119)
Life Sciences Tools and Services — (0.4)%
Charles River Laboratories International, Inc.	(992)	(131,311)
Fluidigm Corp.	(5,017)	(23,228)
Quanterix Corp.	(2,431)	(53,385)
		(207,924)
Machinery — (2.5)%
Astec Industries, Inc.	(8,543)	(265,687)
Deere & Co.	(1,136)	(191,621)
Donaldson Co., Inc.	(4,906)	(255,504)
Fluidra SA	(4,717)	(55,935)
Interpump Group SpA	(8,492)	(268,395)
Lindsay Corp.	(863)	(80,130)
Welbilt, Inc.	(10,058)	(169,578)
		(1,286,850)
Media — (0.3)%
New York Times Co. (The), Class A	(5,895)	(167,890)
Metals and Mining — (0.4)%
Novagold Resources, Inc.	(36,331)	(220,529)
Mortgage Real Estate Investment Trusts (REITs) — (0.8)%
Annaly Capital Management, Inc.	(19,662)	(173,026)
New Residential Investment Corp.	(7,436)	(116,596)
Redwood Trust, Inc.	(5,655)	(92,799)
		(382,421)
Multi-Utilities — (0.6)%
Consolidated Edison, Inc.	(403)	(38,071)
NiSource, Inc.	(8,763)	(262,189)
		(300,260)
Multiline Retail — (0.2)%
Isetan Mitsukoshi Holdings Ltd.	(9,900)	(79,297)
Oil, Gas and Consumable Fuels — (0.5)%
Cheniere Energy, Inc.	(681)	(42,944)
Diamondback Energy, Inc.	(708)	(63,656)
Matador Resources Co.	(3,572)	(59,045)
Ship Finance International Ltd.	(7,186)	(100,892)
		(266,537)
Pharmaceuticals — (1.3)%
Aerie Pharmaceuticals, Inc.	(1,169)	(22,468)
Catalent, Inc.	(2,488)	(118,578)
Cymabay Therapeutics, Inc.	(8,876)	(45,445)
MyoKardia, Inc.	(1,004)	(52,359)
Reata Pharmaceuticals, Inc., Class A	(1,329)	(106,705)
Taisho Pharmaceutical Holdings Co. Ltd.	(1,900)	(138,745)
Tricida, Inc.	(3,931)	(121,350)

Zogenix, Inc.	(1,778)	(71,191)
		(676,841)
Real Estate Management and Development — (0.7)%
Howard Hughes Corp. (The)	(2,929)	(379,598)
Road and Rail — (0.5)%
AMERCO	(676)	(263,667)
Semiconductors and Semiconductor Equipment — (0.7)%
Cabot Microelectronics Corp.	(1,429)	(201,789)
First Solar, Inc.	(2,489)	(144,387)
		(346,176)
Software — (3.2)%
2U, Inc.	(3,342)	(54,408)
8x8, Inc.	(27,302)	(565,698)
Digimarc Corp.	(1,681)	(65,710)
Envestnet, Inc.	(3,602)	(204,233)
LivePerson, Inc.	(11,187)	(399,376)
OneSpan, Inc.	(5,310)	(76,995)
Pluralsight, Inc., Class A	(12,814)	(215,211)
SailPoint Technologies Holding, Inc.	(1,281)	(23,942)
Trade Desk, Inc. (The), Class A	(217)	(40,698)
		(1,646,271)
Specialty Retail — (1.5)%
Burlington Stores, Inc.	(775)	(154,860)
Floor & Decor Holdings, Inc., Class A	(2,533)	(129,563)
Gap, Inc. (The)	(5,719)	(99,282)
Monro, Inc.	(2,162)	(170,820)
Penske Automotive Group, Inc.	(1,346)	(63,639)
Tiffany & Co.	(891)	(82,533)
Williams-Sonoma, Inc.	(781)	(53,092)
		(753,789)
Textiles, Apparel and Luxury Goods — (0.5)%
Canada Goose Holdings, Inc.	(5,267)	(231,590)
PVH Corp.	(544)	(47,997)
		(279,587)
Thrifts and Mortgage Finance — (2.5)%
Capitol Federal Financial, Inc.	(3,625)	(49,953)
Columbia Financial, Inc.	(12,928)	(204,133)
Kearny Financial Corp.	(19,020)	(248,021)
TFS Financial Corp.	(43,263)	(779,599)
		(1,281,706)
Trading Companies and Distributors — (0.4)%
Air Lease Corp.	(5,297)	(221,521)
Water Utilities — (0.8)%
Aqua America, Inc.	(3,447)	(154,529)
California Water Service Group	(4,758)	(251,841)
		(406,370)

Wireless Telecommunication Services — (0.1)%
T-Mobile US, Inc.	(336)	(26,467)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $28,243,391)		(27,535,912)
OTHER ASSETS AND LIABILITIES(3) — 49.4%		25,146,633
TOTAL NET ASSETS — 100.0%		$50,920,983

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $9,116,174.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Airlines	—	104,627	—
Automobiles	—	150,355	—
Capital Markets	1,259,406	615,719	—
Chemicals	370,617	63,256	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

Construction and Engineering	767,477	234,912	—
Diversified Telecommunication Services	461,483	80,032	—
Electric Utilities	—	844,761	—
Electrical Equipment	315,822	210,093	—
Electronic Equipment, Instruments and Components	1,535,654	274,723	—
Energy Equipment and Services	595,411	86,364	—
Food and Staples Retailing	36,532	348,732	—
Gas Utilities	—	337,072	—
Health Care Technology	172,387	151,433	—
Hotels, Restaurants and Leisure	703,127	272,123	—
Independent Power and Renewable Electricity Producers	—	48,815	—
Insurance	1,040,079	577,994	—
Internet and Direct Marketing Retail	1,094,977	106,510	—
Machinery	494,487	540,292	—
Media	—	650,651	—
Metals and Mining	925,138	677,530	—
Oil, Gas and Consumable Fuels	675,335	917,029	—
Pharmaceuticals	483,476	617,480	—
Professional Services	832,522	206,361	—
Real Estate Management and Development	—	65,057	—
Semiconductors and Semiconductor Equipment	2,107,355	955,594	—
Software	4,460,559	423,408	—
Specialty Retail	820,206	177,471	—
Textiles, Apparel and Luxury Goods	392,496	537,526	—
Transportation Infrastructure	—	45,948	—
Other Industries	23,330,869	—	—
Temporary Cash Investments	15,278	97,701	—
	42,890,693	10,419,569	—
Liabilities
Securities Sold Short
Common Stocks
Air Freight and Logistics	—	153,135	—
Airlines	—	79,593	—
Banks	1,878,716	191,856	—
Beverages	—	85,033	—
Construction and Engineering	414,195	310,951	—
Diversified Telecommunication Services	59,542	249,331	—
Entertainment	347,563	68,030	—
Food Products	492,561	74,276	—
Health Care Providers and Services	102,905	89,174	—
Hotels, Restaurants and Leisure	1,105,726	318,758	—
Insurance	689,469	109,643	—
Internet and Direct Marketing Retail	148,335	72,579	—
IT Services	842,265	179,854	—
Machinery	962,520	324,330	—
Multiline Retail	—	79,297	—
Pharmaceuticals	538,096	138,745	—
Other Industries	17,429,434	—	—
	25,011,327	2,524,585	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.